Investments - Debt Securities by Maturity (Details) $ in Millions	Dec. 31, 2018 USD ($)
Amortized Cost
Less than one year	$ 901
One year through five years	5,489
After five years through ten years	2,973
Greater than ten years	3,498
Total	15,119
Fair Value
Less than one year	902
One year through five years	5,521
After five years through ten years	2,999
Greater than ten years	3,566
Available-for-sale Securities	15,255
Residential mortgage-backed securities
Amortized Cost
Without single maturity date	567
Total	567
Fair Value
Without single maturity date	577
Available-for-sale Securities	577
Commercial mortgage-backed securities
Amortized Cost
Without single maturity date	594
Total	594
Fair Value
Without single maturity date	605
Available-for-sale Securities	605
Other asset-backed securities
Amortized Cost
Without single maturity date	1,097
Total	1,097
Fair Value
Without single maturity date	1,085
Available-for-sale Securities	$ 1,085